EMPLOYEE BENEFITS (Schedule of Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Post-Employment Benefits:
Benefits to retirees | ₪			₪ 1,486	₪ 836
Short term employee benefits:
Accrued payroll and related expenses | ₪			2,176	1,954
Short term absence compensation | ₪			735	623
Total Short term employee benefits | ₪			₪ 2,911	₪ 2,577
US Dollars [Member]
Post-Employment Benefits:
Benefits to retirees | $	[1]	$ 430
Short term employee benefits:
Accrued payroll and related expenses | $		630
Short term absence compensation | $		212
Total Short term employee benefits | $	[1]	$ 842

[1]	Convenience Translation into US Dollars.